Net Defined Benefit Liabilities - Summary of the Net Defined Benefit Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Surplus (deficit) in plan [abstract]
Present value of defined benefit obligation	₩ 2,362,952		₩ 2,215,330
Fair value of plan assets	(2,655,173)		(2,608,519)
Net defined benefit liabilities	₩ (292,221)	[1]	₩ (393,189)	[1]	₩ 125,438

[1]	The net defined benefit liabilities of ￦ 393,189 million is calculated by subtracting ￦ 85,745 million of net defined benefit assets from ￦ 478,934 million of net defined benefit liabilities as of December 31, 2022. The net defined benefit assets of ￦ 292,221 million is calculated by subtracting ￦ 81,869 million of net defined benefit liabilities from ￦ 374,090 million of net defined benefit assets as of December 31, 2023.